Disposals and other non-operating items - Summary of Disposals and Other Non-operating Items (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Disposals And Nonoperating Items [Abstract]
Revaluation of investments	£ 25	£ (11)	£ 5
Gain/(loss) on disposal of businesses and assets held for sale	26	(22)	10
Net gain/(loss) on disposals and other non-operating items	£ 51	£ (33)	£ 15